Nature of business (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General [Line Items]
Loss	$ (5,945)	$ (16,022)	$ (15,365)
Retained Earnings (Accumulated Deficit)	(45,754)	$ (39,809)
Cash Equivalents And Short Term Investments	$ 3,526